                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Macatawa Bank Corporation
Address: 10753 Macatawa Drive
         Holland, MI 49424



Form 13F File Number: 28-13033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Nadine Terpstra
Title:  Vice President-Trust Operations Manager
Phone:  616-233-3311

Signature, Place, and Date of Signing:


/s/ Nadine Terpstra               Holland, MI      May 7, 2010
[Signature]                      [City, State]          [Date]
Nadine Terpstra

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















































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                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        56

Form 13F Information Table Value Total:   $ 42,576
                                         (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #     Name
01    28-13155            Macatawa Bank































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
                                                       FORM 13F INFORMATION TABLE

                                  TITLE              VALUE    SHARES/    SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER              OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED      NONE
----------------------------    --------  --------  --------  -------    ---  ----  -------   --------   ----   ------      ----
APPLE INC                         COM     037833100    697       2964    SH         DEFINED      1       1814     0         1150
THE BANK OF NEW YORK MELLON CORP  COM     064058100    363      11763    SH         DEFINED      1       8028     0         3735
BARD C R INCORPORATED             COM     067383109    419       4838    SH         DEFINED      1       3207     0         1631
BRISTOL-MYERS SQUIBB CO           COM     110122108    397      14855    SH         DEFINED      1      10475     0         4380
CELGENE CORP                      COM     151020104    464       7484    SH         DEFINED      1       5001     0         2483
CHURCH & DWIGHT CO INC            COM     171340102    452       6756    SH         DEFINED      1       4437     0         2319
COCA COLA COMPANY                 COM     191216100    250       4551    SH         DEFINED      1       3364     0         1187
COGNIZANT TECH SOLUTIONS
  CORP CL A                       COM     192446102    923      18095    SH         DEFINED      1       9235     0         8860
DOLLAR TREE INC                   COM     256746108    325       5488    SH         DEFINED      1       3662     0         1826
DOVER CORPORATION                 COM     260003108    407       8706    SH         DEFINED      1       5717     0         2989
FLIR SYSTEMS INC                  COM     302445101    439      15555    SH         DEFINED      1      10156     0         5399
FIRST SOLAR INC                   COM     336433107    243       1982    SH         DEFINED      1       1316     0          666
FISERV INC                        COM     337738108    313       6173    SH         DEFINED      1       2293     0         3880
FLUOR CORPORATION NEW             COM     343412102    279       6000    SH         DEFINED      1       4079     0         1921
GENERAL ELECTRIC CO               COM     369604103    287      15760    SH         DEFINED      1      15760     0            0
GILEAD SCIENCES INC               COM     375558103    381       8379    SH         DEFINED      1       5634     0         2745
HANSEN NATURAL CORP               COM     411310105    499      11508    SH         DEFINED      1       7565     0         3943
HUNTINGTON BANCSHARES INC         COM     446150104    304      56369    SH         DEFINED      1      54407     0         1962
INTEL CORP                        COM     458140100    232      10421    SH         DEFINED      1       7542     0         2879
JOHNSON & JOHNSON                 COM     478160104    597       9162    SH         DEFINED      1       4787     0         4375
LILLY ELI & COMPANY               COM     532457108    307       8466    SH         DEFINED      1       5818     0         2648
MACATAWA BANK CORP                COM     554225102    586     334971    SH         DEFINED      1      78841     0       256130
MC DONALDS CORP                   COM     580135101    249       3736    SH         DEFINED      1       2716     0         1020
MICROSOFT CORP                    COM     594918104    210       7182    SH         DEFINED      1       5026     0         2156
MURPHY OIL CORP HLDG              COM     626717102    371       6592    SH         DEFINED      1       4381     0         2211
NORTHERN TRUST CORP               COM     665859104    430       7781    SH         DEFINED      1       4811     0         2970
PEPSICO INCORPORATED              COM     713448108    224       3374    SH         DEFINED      1       1504     0         1870
PERRIGO CO                        COM     714290103    374       6380    SH         DEFINED      1       4150     0         2230
PFIZER INC                        COM     717081103   8279     482714    SH         DEFINED      1     482714     0            0
PHILIP MORRIS INTERNATIONAL INC   COM     718172109    322       6180    SH         DEFINED      1       6180     0            0
PRICELINE.COM INC NEW             COM     741503403    495       1941    SH         DEFINED      1       1278     0          663
PROCTER & GAMBLE CO               COM     742718109    254       4006    SH         DEFINED      1       2796     0         1210
SCHLUMBERGER LTD F                COM     806857108    877      13818    SH         DEFINED      1       7216     0         6602
SCHWAB CHARLES CORP               COM     808513105    222      11899    SH         DEFINED      1      11741     0          158
STRYKER CORP                      COM     863667101   7286     127340    SH         DEFINED      1     121359     0         5981
TEVA PHARM INDS LTD ADRF SPONS    COM     881624209    239       3790    SH         DEFINED      1       1750     0         2040
URBAN OUTFITTERS INC              COM     917047102    274       7185    SH         DEFINED      1       7076     0          109
VANGUARD MID-CAP VIPERS                   922908629    416       6382    SH         DEFINED      1       6382     0            0
A T & T INC NEW                   COM     00206R102    319      12341    SH         DEFINED      1       9081     0         3260
ACTIVISION BLIZZARD INC           COM     00507V109    240      19839    SH         DEFINED      1      13384     0         6455

ADOBE SYSTEMS INC                 COM     00724F101    565      15982    SH         DEFINED      1       8776     0         7206
C H ROBINSON WORLDWD NEW          COM     12541W209    326       5842    SH         DEFINED      1       3908     0         1934
CAMERON INTL CORP                 COM     13342B105    496      11581    SH         DEFINED      1       7773     0         3808
CISCO SYSTEMS INC                 COM     17275R102    412      15820    SH         DEFINED      1       5720     0        10100
DIAMOND OFFSHR DRILLING           COM     25271C102    364       4094    SH         DEFINED      1       2737     0         1357
EXXON MOBIL CORPORATION           COM     30231G102    536       8002    SH         DEFINED      1       5256     0         2746
FRONTIER COMMUNICATIONS           COM     35906A108     96      12941    SH         DEFINED      1       8308     0         4633
GLOBAL PAYMENTS INC               COM     37940X102    285       6267    SH         DEFINED      1       4170     0         2097
GOLDMAN SACHS GROUP INC           COM     38141G104    284       1665    SH         DEFINED      1       1101     0          564
GOOGLE INC CLASS A                COM     38259P508    625       1101    SH         DEFINED      1        612     0          489
ITT EDUCATIONAL SERVICES COM      COM     45068B109    285       2534    SH         DEFINED      1       1667     0          867
INTUITIVE SURGICAL NEW            COM     46120E602    756       2173    SH         DEFINED      1       1420     0          753
MASTERCARD INC                    COM     57636Q104    348       1371    SH         DEFINED      1        923     0          448
MONSANTO CO NEW COM               COM     61166W101   6147      86067    SH         DEFINED      1      86067     0            0
N I I HOLDINGS INC NEW            COM     62913F201    464      11124    SH         DEFINED      1       7422     0         3702
WASTE MANAGEMENT INC              COM     94106L109    342       9939    SH         DEFINED      1       9939     0            0


Grand Total                                          42576    1499229                                 1102482     0       396747
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